June 14, 2011

Supplement

SUPPLEMENT DATED JUNE 14, 2011 TO THE STATEMENT OF ADDITIONAL INFORMATION OF

Morgan Stanley European Equity Fund Inc., dated February 28, 2011
Morgan Stanley Flexible Income Trust, dated February 28, 2011
Morgan Stanley Focus Growth Fund, dated April 29, 2011
Morgan Stanley Global Infrastructure Fund, dated April 29, 2011
Morgan Stanley Global Strategist Fund, dated November 30, 2010
Morgan Stanley International Fund, dated February 28, 2011
Morgan Stanley International Value Equity Fund, dated December 31, 2010
Morgan Stanley Mid Cap Growth Fund, dated January 31, 2011
Morgan Stanley Mortgage Securities Trust, dated February 28, 2011
Morgan Stanley Multi Cap Growth Trust, dated March 31, 2011
Morgan Stanley Real Estate Fund, dated March 31, 2011
Morgan Stanley Special Growth Fund, dated June 30, 2010
Morgan Stanley U.S. Government Securities Trust, dated April 29, 2011
(collectively, the "Funds")

Effective June 7, 2011, Arthur Lev replaced Sara Furber as President and Principal Executive Officer of the Funds. The following information hereby replaces in its entirety the biographical information for Ms. Furber contained in each Fund's Statement of Additional Information:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Arthur Lev (49) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer – Equity and Fixed Income Funds	Since June 2011	President and Principal Executive Officer (since June 2011) of the Equity and Fixed Income Funds in the Fund Complex; Head of the Long Only Business of Morgan Stanley Investment Management (since February 2011); Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser (since December 2006). Formerly, Chief Strategy Officer of Morgan Stanley Investment Management's Traditional Asset Management business (November 2010-February 2011); General Counsel of Morgan Stanley Investment Management (December 2006-October 2010); Partner and General Counsel of FrontPoint Partners LLC (July 2002 to December 2006); Managing Director and General Counsel of Morgan Stanley Investment Management (May 2000 to June 2002).

*  This is the earliest date the Officer began serving the Retail Funds or Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.